PATENTS AND TRADEMARKS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 548,122	$ 1,569,310	$ 0
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 11,375	$ 9,920